UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden Stock Index Fund

Portfolio of Investments

as of December 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS

Aerospace/Defense 2.3%
131,384	Boeing Co.	$9,228,412
34,606	General Dynamics Corp.	3,946,814
19,999	Goodrich Corp.	821,959
140,515	Honeywell International, Inc.	5,234,184
18,000	L-3 Communications Holdings, Inc.	1,338,300
65,056	Lockheed Martin Corp.	4,139,513
60,048	Northrop Grumman Corp.	3,609,485
72,144	Raytheon Co.	2,896,582
28,163	Rockwell Automation, Inc.	1,666,123
30,263	Rockwell Collins, Inc.	1,406,322
165,140	United Technologies Corp.	9,232,977

		43,520,671

Agricultural Products 0.2%
40,092	Monsanto Co.	3,108,333

Airlines 0.1%
113,874	Southwest Airlines Co.	1,870,950

Aluminum 0.2%
138,744	Alcoa, Inc.(b)	4,102,660

Apparel
15,734	V.F. Corp.	870,720

Automobiles & Trucks 0.5%
7,279	Cummins, Inc.	653,145
27,240	Dana Corp.	195,583
306,263	Ford Motor Co.	2,364,350
96,278	General Motors Corp.(b)	1,869,719
29,899	Genuine Parts Co.	1,313,164
31,252	Johnson Controls, Inc.	2,278,583
11,260	Navistar International Corp.(a)	322,261

		8,996,805

Banking 7.6%
59,300	AmSouth Bancorporation(b)	1,554,253
652,304	Bank of America Corp.	30,103,829
126,336	Bank of New York Co., Inc.	4,023,802
88,658	BB&T Corp.(b)	3,715,657
46,967	Capital One Financial Corp.	4,057,949
28,461	Comerica, Inc.	1,615,446
19,300	Compass Bancshares, Inc.	931,997
89,173	Fifth Third Bancorp	3,363,606
19,000	First Horizon National Corp.	730,360

40,684	Golden West Financial Corp.(b)	2,685,144
35,129	Huntington Bancshares, Inc.	834,314
568,266	JP Morgan Chase & Co.	22,554,478
65,135	KeyCorp	2,144,896
11,900	M&T Bank Corp.	1,297,695
66,246	Mellon Financial Corp.	2,268,926
92,098	National City Corp.(b)	3,091,730
79,550	North Fork Bancorporation, Inc.	2,176,488
29,162	Northern Trust Corp.(b)	1,511,175
48,536	PNC Financial Services Group	3,000,981
75,237	Regions Financial Corp.	2,570,096
58,800	Sovereign Bancorp, Inc.	1,271,256
54,062	State Street Corp.	2,997,197
59,183	SunTrust Banks, Inc.	4,306,155
296,795	US Bancorp	8,871,203
252,348	Wachovia Corp.(b)(d)	13,339,115
271,640	Wells Fargo & Co.	17,067,141
13,900	Zions Bancorporation	1,050,284

		143,135,173

Beverages 2.1%
126,954	Anheuser-Busch Cos., Inc.	5,453,944
8,976	Brown-Forman Corp.(b)	622,216
336,132	Coca-Cola Co.(b)	13,549,481
49,200	Coca-Cola Enterprises, Inc.	943,164
25,300	Constellation Brands, Inc., Class A(a)	663,619
11,747	Molson Coors Brewing Co.	786,932
21,700	Pepsi Bottling Group, Inc.(b)	620,837
272,505	PepsiCo, Inc.	16,099,595

		38,739,788

Chemicals 0.9%
37,232	Air Products & Chemicals, Inc.	2,203,762
159,036	Dow Chemical Co.	6,968,958
149,544	E.I. du Pont de Nemours & Co.	6,355,620
21,931	Hercules, Inc.(a)	247,820
23,870	Rohm and Haas Co.	1,155,785
9,116	Sigma-Aldrich Corp.	576,952

		17,508,897

Chemical-Specialty 0.2%
12,993	Eastman Chemical Co.	670,309
19,204	Engelhard Corp.	579,001
51,958	Praxair, Inc.	2,751,696

		4,001,006

Commercial Services 0.2%
21,700	Convergys Corp.(a)	343,945
41,076	Moody’s Corp.(b)	2,522,888

		2,866,833

Computer Hardware 2.3%
134,024	Apple Computer, Inc.(a)	9,634,985
390,240	Dell, Inc.(a)	11,703,298
20,000	Gateway, Inc.(a)(b)	50,200
263,534	International Business Machines Corp.	21,662,495
30,800	NCR Corp.(a)	1,045,352

		44,096,330

Computer Software & Services 6.0%
89,040	Adobe Systems, Inc.	3,290,918
21,700	Affiliated Computer Services, Inc., Class A(a)	1,284,206
42,400	Amazon.Com, Inc.(a)(b)	1,999,160
31,320	Autodesk, Inc.(b)	1,345,194
90,878	Automatic Data Processing, Inc.	4,170,391
37,600	BMC Software, Inc.(a)	770,424
1,007,644	Cisco Systems, Inc.(a)	17,250,865
30,400	Citrix Systems, Inc.(a)(b)	874,912
73,658	Computer Associates International, Inc.	2,076,419
29,351	Computer Sciences Corp.(a)	1,486,335
53,700	Compuware Corp.(a)	481,689
179,600	eBay, Inc.(a)	7,767,700
46,400	Electronic Arts, Inc.(a)(b)	2,427,184
409,504	EMC Corp.(a)	5,577,444
123,352	First Data Corp.	5,305,370
28,200	Intuit, Inc.(a)(b)	1,503,060
25,820	KLA-Tencor Corp.	1,273,701
8,900	Mercury Interactive Corp.(a)	247,331
83,916	Micron Technology, Inc.(a)(b)	1,116,922
1,506,812	Microsoft Corp.	39,403,133
43,702	Novell, Inc.(a)	385,889
19,300	Novellus Systems, Inc.(a)	465,516
27,400	NVIDIA Corp.(a)	1,001,744
618,840	Oracle Corp.(a)	7,556,036
54,279	Parametric Technology Corp.(a)	331,102
61,000	Siebel Systems, Inc.	645,380
491,296	Sun Microsystems, Inc.(a)	2,058,530

		112,096,555

Construction 0.3%
41,800	D.R. Horton, Inc.	1,493,514
13,437	Fluor Corp.	1,038,143
12,182	KB Home	885,144
35,972	Pulte Homes, Inc.(b)	1,415,858
17,600	Vulcan Materials Co.(b)	1,192,400

		6,025,059

Containers 0.1%
21,132	Ball Corp.	839,363
16,110	Bemis Co.	448,986
20,758	Pactiv Corp.(a)	456,676

		1,745,025

Cosmetics & Soaps 2.1%
11,485	Alberto-Culver Co.	525,439
72,444	Avon Products, Inc.	2,068,276
23,832	Clorox Co.(b)	1,355,802
84,330	Colgate-Palmolive Co.	4,625,501
13,675	International Flavors & Fragrances, Inc.	458,113
544,323	Procter & Gamble Co.	31,505,445

		40,538,576

Diversified Gas
8,223	NICOR, Inc.	323,246

Drugs & Medical Supplies 10.0%
255,674	Abbott Laboratories	10,081,226
22,182	Allergan, Inc.	2,394,769
35,600	AmerisourceBergen Corp.	1,473,840
200,604	Amgen, Inc.(a)	15,819,631
9,238	Bausch & Lomb, Inc.(b)	627,260
108,874	Baxter International, Inc.	4,099,106
42,912	Becton Dickinson & Co.	2,578,153
56,620	Biogen Idec, Inc.(a)	2,566,585
42,323	Biomet, Inc.(b)	1,547,752
94,624	Boston Scientific Corp.(a)	2,317,342
318,314	Bristol-Myers Squibb Co.	7,314,856
16,512	C.R. Bard, Inc.	1,088,471
70,873	Cardinal Health, Inc.	4,872,519
69,200	Caremark Rx, Inc.(a)	3,583,868
52,900	Forest Laboratories, Inc.(a)	2,151,972
42,700	Genzyme Corp.(a)(b)	3,022,306
50,748	Guidant Corp.	3,285,933
24,807	Hospira, Inc.(a)	1,061,243
489,169	Johnson & Johnson	29,399,056
38,433	King Pharmaceuticals, Inc.(a)	650,286
185,597	Lilly (Eli) & Co.(b)	10,502,934
40,200	MedImmune, Inc.(a)	1,407,804
199,458	Medtronic, Inc.	11,482,797
355,144	Merck & Co., Inc.(b)	11,297,131
25,100	Mylan Laboratories, Inc.	500,996
1,197,223	Pfizer, Inc.	27,919,239
28,300	Quest Diagnostics, Inc.	1,456,884
243,524	Schering-Plough Corp.	5,077,475
58,464	St. Jude Medical, Inc.(a)	2,934,893
46,700	Stryker Corp.	2,074,881
17,600	Watson Pharmaceuticals, Inc.(a)(b)	572,176
217,991	Wyeth	10,042,845
38,911	Zimmer Holdings, Inc.(a)	2,624,158

		187,830,387

Education 0.1%
24,900	Apollo Group, Inc., Class A(a)	1,505,454

Electronics 4.4%
56,524	Advanced Micro Devices, Inc.(a)(b)	1,729,634
59,298	Agilent Technologies, Inc.(a)	1,974,030
56,000	Altera Corp.(a)(b)	1,037,680
61,100	Analog Devices, Inc.	2,191,657
78,100	Electronic Data Systems Corp.	1,877,524
68,175	Emerson Electric Co.	5,092,673
470,302	Hewlett-Packard Co.	13,464,746
1,007,188	Intel Corp.	25,139,412
30,900	Jabil Circuit, Inc.(a)	1,146,081
51,700	Linear Technology Corp.	1,864,819
66,344	LSI Logic Corp.(a)	530,752
48,400	Maxim Integrated Products, Inc.	1,754,016
23,250	Molex, Inc.	603,338
415,413	Motorola, Inc.	9,384,180

59,552	National Semiconductor Corp.	1,547,161
19,370	PerkinElmer, Inc.	456,357
32,400	PMC-Sierra, Inc.(a)	249,804
16,100	QLogic Corp.(a)	523,411
90,900	Sanmina Corp.(a)	387,234
168,400	Solectron Corp.(a)(b)	616,344
9,124	Tektronix, Inc.	257,388
20,800	Teradyne, Inc.(a)	303,056
278,752	Texas Instruments, Inc.	8,939,577
45,300	Xilinx, Inc.(b)	1,142,013

		82,212,887

Financial Services 8.0%
17,200	Ambac Financial Group, Inc.	1,325,432
202,459	American Express Co.	10,418,540
41,071	Ameriprise Financial Inc	1,683,911
17,898	Bear Stearns & Co., Inc.	2,067,756
175,011	Charles Schwab Corp.	2,567,411
33,800	CIT Group, Inc.	1,750,164
825,655	Citigroup, Inc.	40,069,036
97,248	Countrywide Credit Industries, Inc.	3,324,909
63,400	E*TRADE Financial Corp.(a)	1,322,524
22,930	Equifax, Inc.	871,799
157,134	Fannie Mae	7,669,711
13,900	Federated Investors, Inc., Class B	514,856
32,100	Fiserv, Inc.(a)	1,388,967
25,014	Franklin Resources, Inc.	2,351,566
111,232	Freddie Mac	7,269,011
76,200	Goldman Sachs Group, Inc.	9,731,502
54,520	H&R Block, Inc.	1,338,466
32,100	Janus Capital Group, Inc.(b)	598,023
44,474	Lehman Brothers Holdings, Inc.(b)	5,700,233
34,900	Marshall & llsley Corp.	1,502,096
205,964	MBNA Corp.	5,591,923
151,234	Merrill Lynch & Co., Inc.	10,243,079
175,036	Morgan Stanley	9,931,543
55,225	Paychex, Inc.	2,105,177
81,400	Prudential Financial, Inc.(d)	5,957,666
68,892	SLM Corp.(b)	3,795,260
46,466	Synovus Financial Corp.	1,255,047
21,900	T. Rowe Price Group, Inc.	1,577,457
162,071	Washington Mutual, Inc.	7,050,110

		150,973,175

Foods 1.2%
105,559	Archer-Daniels-Midland Co.	2,603,085
30,347	Campbell Soup Co.	903,430
85,943	ConAgra, Inc.	1,742,924
58,472	General Mills, Inc.	2,883,839
57,814	H.J. Heinz Co.	1,949,488
29,616	Hershey Foods Corp.(b)	1,636,284
43,070	Kellogg Co.	1,861,485
19,800	McCormick & Co., Inc.	612,216
123,786	Sara Lee Corp.	2,339,555
101,780	Sysco Corp.	3,160,269
30,800	Tyson Foods, Inc. Class A	526,680
29,704	Wm. Wrigley Jr. Co.	1,975,019

		22,194,274

Forest Products 0.7%
71,584	International Paper Co.(b)	2,405,938
77,916	Kimberly-Clark Corp.	4,647,689
18,556	Louisiana-Pacific Corp.	509,733
33,235	MeadWestvaco Corp.	931,577
29,600	Plum Creek Timber Co., Inc.	1,067,080
14,090	Temple-Inland, Inc.	631,937
39,400	Weyerhaeuser Co.	2,613,796

		12,807,750

Gas Distribution 0.1%
28,100	KeySpan Corp.	1,002,889

Gas Pipelines 0.4%
30,797	Cinergy Corp.	1,307,641
98,104	El Paso Corp.(b)	1,192,945
15,400	Kinder Morgan, Inc.	1,416,030
4,332	Peoples Energy Corp.	151,923
40,198	Sempra Energy	1,802,478
95,092	Williams Companies, Inc.	2,203,282

		8,074,299

Health Care 1.3%
26,750	Coventry Health Care, Inc.(a)	1,523,680
22,700	Express Scripts, Inc.(a)	1,902,260
20,200	Fisher Scientific International, Inc.(a)	1,249,572
71,400	Gilead Sciences, Inc.(a)	3,757,782
20,700	Laboratory Corp. of America Holdings(a)(b)	1,114,695
14,060	Manor Care, Inc.	559,166
48,076	McKesson Corp.	2,480,241
45,134	Medco Health Solutions, Inc.(a)	2,518,477
12,400	Patterson Cos Inc.(a)(b)	414,160
101,200	Wellpoint Health Networks, Inc.(a)	8,074,748

		23,594,781

Hospital Management 1.1%
69,131	HCA, Inc.	3,491,116
43,500	Health Management Associates, Inc.(b)	955,260
27,510	Humana, Inc.(a)	1,494,618
36,810	IMS Health, Inc.	917,305
74,172	Tenet Healthcare Corp.(a)(b)	568,158
216,948	UnitedHealth Group, Inc.	13,481,149

		20,907,606

Housing Related 0.4%
20,694	Centex Corp.	1,479,414
32,200	Leggett & Platt, Inc.	739,312
18,300	Lennar Corporation., Class A(b)	1,116,666
69,026	Masco Corp.	2,083,895
8,318	Maytag Corp.	156,545
35,627	Newell Rubbermaid, Inc.	847,210
13,638	Stanley Works	655,170
9,839	Whirlpool Corp.	824,115

		7,902,327

Insurance 4.7%
49,300	ACE Ltd.	2,634,592
47,686	Aetna, Inc.	4,497,267
78,100	AFLAC, Inc.	3,625,402
109,708	Allstate Corp.	5,931,912
423,138	American International Group, Inc.	28,870,705
43,889	Aon Corp.	1,577,810
32,734	Chubb Corp.	3,196,475
20,597	CIGNA Corp.	2,300,685
26,207	Cincinnati Financial Corp.	1,170,929
51,900	Genworth Financial, Inc., Class A	1,794,702
48,253	Hartford Financial Services Group, Inc.	4,144,450
17,686	Jefferson-Pilot Corp.	1,006,864
29,230	Lincoln National Corp.	1,550,067
80,740	Marsh & McLennan Companies, Inc.(b)	2,564,302
22,558	MBIA, Inc.(b)	1,357,089
124,500	Metlife, Inc.	6,100,500
14,720	MGIC Investment Corp.	968,870
46,700	Principal Financial Group, Inc.	2,214,981
30,279	Progressive Corp.(b)	3,535,982
19,329	SAFECO Corp.	1,092,089
114,711	St. Paul Travelers Cos., Inc.	5,124,140
17,415	Torchmark Corp.	968,274
50,526	UnumProvident Corp.(b)	1,149,467
23,400	XL Capital Ltd.	1,576,692

		88,954,246

Internet 0.6%
180,117	Symantec Corp.(a)	3,152,048
205,600	Yahoo!, Inc.(a)(b)	8,055,408

		11,207,456

Leisure 0.5%
16,499	Brunswick Corp.	670,849
70,800	Carnival Corp.	3,785,676
26,624	Harrah’s Entertainment, Inc.	1,898,025
22,454	Hasbro, Inc.	453,122
47,400	International Game Technology	1,458,972
68,913	Mattel, Inc.	1,090,204

		9,356,848

Lodging 0.1%
37,421	Hilton Hotels Corp.	902,220
26,552	Marriott International, Inc.	1,778,187

		2,680,407

Machinery 1.1%
112,256	Caterpillar, Inc.(b)	6,485,029
14,820	Cooper Industries, Inc.	1,081,860
39,240	Deere & Co.	2,672,636
35,762	Dover Corp.	1,448,003
23,454	Eaton Corp.	1,573,529
60,790	Ingersoll-Rand Co.	2,454,092
31,484	PACCAR, Inc.	2,179,637

19,492	Parker Hannifin Corp.	1,285,692
3,942	Snap-On, Inc.	148,062
25,002	Thermo Electron Corp.(a)	753,310

		20,081,850

Media 3.2%
86,138	Clear Channel Communications, Inc.	2,709,040
355,690	Comcast Corp., Class A(a)(b)	9,233,712
35,240	Donnelley (R.R.) & Sons, Co.	1,205,560
8,704	Dow Jones & Co., Inc.	308,905
6,000	E.W. Scripps Company	288,120
40,989	Gannett Co., Inc.(b)	2,482,704
41,712	Interpublic Group of Companies., Inc.(a)(b)	402,521
11,583	Knight-Ridder, Inc.(b)	733,204
59,900	McGraw-Hill Companies, Inc.	3,092,637
6,396	Meredith Corp.	334,767
20,400	Monster Worldwide, Inc.(a)(b)	832,728
24,590	New York Times Co.(b)	650,406
383,700	News Corp. Class A	5,966,535
312,513	The Walt Disney Co.	7,490,937
762,524	Time Warner, Inc.	13,298,419
50,627	Tribune Co.	1,531,976
39,300	Univision Communications, Inc.(a)(b)	1,155,027
265,952	Viacom, Inc.	8,670,035

		60,387,233

Mineral Resources 0.4%
30,728	Freeport-McMoRan Copper & Gold, Inc.	1,653,166
70,397	Newmont Mining Corp.	3,759,200
16,430	Phelps Dodge Corp.	2,363,784

		7,776,150

Miscellaneous Basic Industry 5.9%
30,800	American Power Conversion Corp.	677,600
29,000	American Standard Companies, Inc.	1,158,550
33,664	Applera Corp.-Applied Biosystems Group	894,116
252,988	Applied Materials, Inc.(b)	4,538,605
38,600	Applied Micro Circuits Corp.(a)(b)	99,202
179,359	Cendant Corp.	3,093,943
11,900	Chiron Corp.(a)	529,074
40,300	Danaher Corp.	2,247,934
60,800	Dynegy, Inc.(a)	294,272
31,482	Ecolab, Inc.(b)	1,141,852
38,900	EOG Resources, Inc.(b)	2,854,093
21,208	Fortune Brands, Inc.	1,654,648
1,722,072	General Electric Co.	60,358,623
12,274	Grainger (W.W.), Inc.	872,681
48,200	Harley-Davidson, Inc.(b)	2,481,818
33,268	Illinois Tool Works, Inc.	2,927,251
15,186	ITT Industries, Inc.	1,561,425
23,068	Loews Corp.	2,188,000
9,261	Millipore Corp.(a)	611,596
26,600	Nabors Industries Ltd.(a)(b)	2,014,950
30,467	Omnicom Group, Inc.	2,593,656
13,404	Pall Corp.	360,031
25,974	PPG Industries, Inc.	1,503,895
28,000	Robert Half International, Inc.	1,060,920
14,018	Sealed Air Corp.(a)	787,391

38,350	Symbol Technologies, Inc.	491,647
21,467	Textron, Inc.	1,652,530
328,080	Tyco International Ltd.	9,468,389
24,500	Waters Corp.(a)(b)	926,100

		111,044,792

Miscellaneous Consumer Growth 0.9%
128,398	3M Co.	9,950,845
13,132	Black & Decker Corp.	1,141,959
243,897	Corning, Inc.(a)	4,795,015
46,565	Eastman Kodak Co.(b)	1,089,621

		16,977,440

Office Equipment & Supplies 0.7%
16,368	Avery Dennison Corp.	904,659
21,100	Cintas Corp.	868,898
20,252	Lexmark International Group, Inc.(a)	907,897
60,300	Network Appliance, Inc.(a)(b)	1,628,100
46,700	Office Depot, Inc.(a)	1,466,380
39,325	Pitney Bowes, Inc.	1,661,481
106,725	Staples, Inc.	2,423,725
36,390	Unisys Corp.(a)	212,154
160,898	Xerox Corp.(a)	2,357,156

		12,430,450

Petroleum 7.3%
13,378	Amerada Hess Corp.(b)	1,696,598
39,218	Anadarko Petroleum Corp.(b)	3,715,906
53,748	Apache Corp.	3,682,813
11,545	Ashland, Inc	668,456
50,600	BJ Services Co.	1,855,502
61,364	Burlington Resources, Inc.	5,289,577
368,592	ChevronTexaco Corp.	20,924,968
232,382	ConocoPhillips	13,519,985
72,800	Devon Energy Corp.	4,552,912
1,016,614	Exxon Mobil Corp.	57,103,207
83,411	Halliburton Co.	5,168,146
18,339	Kerr-McGee Corp.	1,666,282
64,289	Marathon Oil Corp.	3,919,700
25,600	Murphy Oil Corp.	1,382,144
65,838	Occidental Petroleum Corp.(b)	5,259,139
21,628	Sunoco, Inc.	1,695,203
55,263	Transocean Sedco Forex, Inc.(a)	3,851,278
47,100	Weatherford International Ltd.(a)	1,705,020

		137,656,836

Petroleum Services 1.4%
54,979	Baker Hughes, Inc.(b)	3,341,624
26,600	National-Oilwell Varco, Inc.(a)	1,667,820
22,600	Noble Corp.	1,594,204
54,652	PG&E Corp.	2,028,682
15,910	Rowan Companies, Inc.	567,032
97,721	Schlumberger Ltd.	9,493,595
100,000	Valero Energy Corp.	5,160,000
58,433	XTO Energy, Inc.	2,567,546

		26,420,503

Railroads 0.7%
63,723	Burlington Northern Santa Fe Corp.	4,512,863
33,003	CSX Corp.	1,675,562
67,611	Norfolk Southern Corp.	3,031,001
42,129	Union Pacific Corp.	3,391,806

		12,611,232

Real Estate Investment Trust 0.6%
17,500	Apartment Investment & Management Co., Class A	662,725
25,900	Archstone-Smith Trust	1,084,951
59,600	Equity Office Properties Trust	1,807,668
41,300	Equity Residential Properties Trust	1,615,656
11,300	Public Storage, Inc.	765,236
30,100	Simon Property Group, Inc.	2,306,563
30,600	Starwood Hotels & Resorts Worldwide, Inc.	1,954,116
16,000	Vornado Realty Trust	1,335,520

		11,532,435

Restaurants 0.8%
23,453	Darden Restaurants, Inc.	911,853
207,330	McDonald’s Corp.	6,991,168
126,400	Starbucks Corp.(a)	3,793,264
13,079	Wendy’s International, Inc.	722,746
47,632	Yum! Brands, Inc.	2,232,988

		14,652,019

Retail 5.5%
59,813	Albertson’s, Inc.	1,277,008
29,300	AutoNation, Inc.(a)(b)	636,689
9,800	AutoZone, Inc.(a)(b)	899,150
47,100	Bed Bath & Beyond, Inc.(a)	1,702,665
67,300	Best Buy Co., Inc.	2,926,204
21,524	Big Lots, Inc.(a)(b)	258,503
27,678	Circuit City Stores, Inc.	625,246
65,100	Coach, Inc.(a)	2,170,434
78,608	Costco Wholesale Corp.	3,888,738
128,792	CVS Corp.	3,402,685
14,323	Dillard’s, Inc.	355,497
50,650	Dollar General Corp.(b)	965,896
23,000	Family Dollar Stores, Inc.	570,170
42,991	Federated Department Stores, Inc.	2,851,593
100,613	Gap, Inc.	1,774,813
355,984	Home Depot, Inc.	14,410,232
44,684	J.C. Penney Co., Inc.(b)	2,484,430
19,700	Jones Apparel Group, Inc.	605,184
51,600	Kohl’s Corp.(a)(b)	2,507,760
124,334	Kroger Co.(a)	2,347,426
55,322	Limited, Inc.	1,236,447
20,492	Liz Claiborne, Inc.(b)	734,023
128,048	Lowe’s Companies, Inc.(b)	8,535,680
30,838	NIKE, Inc.	2,676,430
38,600	Nordstrom, Inc.(b)	1,443,640
11,549	OfficeMax, Inc.	292,883
23,354	Radioshack Corp.	491,135
5,849	Reebok International Ltd.	340,587

74,400	Safeway, Inc.	1,760,304
16,407	Sears Holdings Corp.(a)(b)	1,895,501
19,416	Sherwin-Williams Co.	881,875
21,412	Supervalu, Inc.	695,462
141,382	Target Corp.(b)	7,771,769
17,700	Tiffany & Co.	677,733
75,632	TJX Companies, Inc.(b)	1,756,931
406,726	Wal-Mart Stores, Inc.	19,034,777
164,878	Walgreen Co.	7,297,500

		104,183,000

Rubber
4,588	Cooper Tire & Rubber Co.	70,288
34,071	Goodyear Tire & Rubber Co.(a)(b)	592,154

		662,442

Semiconductors 0.1%
67,607	Freescale Semiconductor, Inc.(a)	1,701,668

Steel-Producers 0.2%
13,718	Allegheny Technologies, Inc.	494,945
26,356	Nucor Corp.	1,758,472
17,109	United States Steel Corp.	822,430

		3,075,847

Telecommunications 2.0%
21,057	ADC Telecommunications, Inc.(a)	470,413
62,034	Alltel Corp.	3,914,345
11,922	Andrew Corp.(a)	127,923
69,755	Avaya, Inc.(a)	744,286
52,000	Broadcom Corp.(a)	2,451,800
22,350	CenturyTel, Inc.(b)	741,126
92,500	CIENA Corp.(a)	274,725
57,000	Citizens Communications Co.	697,110
23,500	Comverse Technology, Inc.(a)(b)	624,865
176,900	JDS Uniphase Corp.(a)	417,484
745,667	Lucent Technologies, Inc.(a)(b)	1,983,474
275,000	Qualcomm, Inc.	11,847,000
257,436	Qwest Communications International, Inc.(a)(b)	1,454,513
24,376	Scientific-Atlanta, Inc.(b)	1,049,874
474,174	Sprint Nextel Corp.	11,076,725
71,194	Tellabs, Inc.(a)	776,015

		38,651,678

Tobacco 1.5%
338,179	Altria Group, Inc.	25,268,734
14,000	Reynolds American, Inc.(b)	1,334,620
23,599	UST, Inc.	963,547

		27,566,901

Travel Services
19,041	Sabre Holdings Corp.	459,079

Trucking & Shipping 1.0%
50,216	FedEx Corp.	5,191,832
6,421	Ryder System, Inc.	263,389
183,200	United Parcel Service, Inc., Class B	13,767,480

		19,222,701

Utility Communications 1.1%
300,156	BellSouth Corp.	8,134,228
449,033	Verizon Communications, Inc.	13,524,874

		21,659,102

Utilities-Electric 3.7%
89,900	AES Corp.(a)	1,423,117
17,600	Allegheny Energy, Inc.(a)	557,040
31,369	Ameren Corp.(b)	1,607,348
65,791	American Electric Power Co., Inc.	2,440,188
634,452	AT+T Inc	15,537,729
51,879	CenterPoint Energy, Inc.	666,645
29,400	CMS Energy Corp.(a)	426,594
38,051	Consolidated Edison, Inc.	1,762,903
30,129	Constellation Energy Group, Inc.	1,735,430
55,152	Dominion Resources, Inc.(b)	4,257,734
31,587	DTE Energy Co.	1,364,243
155,662	Duke Energy Corp.(b)	4,272,922
52,162	Edison International	2,274,785
34,515	Entergy Corp.	2,369,455
109,256	Exelon Corp.	5,805,864
54,806	FirstEnergy Corp.	2,684,946
65,272	FPL Group, Inc.	2,712,704
45,900	NiSource, Inc.	957,474
17,400	Pinnacle West Capital Corp.	719,490
64,652	PPL Corp.	1,900,769
41,558	Progress Energy, Inc.	1,825,227
35,397	Public Service Enterprise Group, Inc.	2,299,743
122,615	Southern Co.	4,233,896
35,300	TECO Energy, Inc.	606,454
81,828	TXU Corp.	4,106,947
68,983	Xcel Energy, Inc.	1,273,426

		69,823,073

Warehouse & Industrial 0.1%
34,400	ProLogis	1,607,168

Waste Management 0.2%
37,300	Allied Waste Industries, Inc.(a)(b)	326,002
88,713	Waste Management, Inc.	2,692,440

		3,018,442

	Total long-term investments (cost $1,252,190,793)	1,827,953,454

SHORT-TERM INVESTMENTS 12.4%
Money Market Mutual Fund 12.2%
231,135,424	Dryden Core Investment Fund-Taxable Money Market Series(c)(e) (cost $231,135,424; includes $199,562,046 of cash collateral received for securities on loan)	231,135,424

Principal Amount (000)
U.S. Government Securities 0.2%
$3,500	United States Treasury Bills 3.80%, 03/16/2006	3,472,627

	Total short-term investments (cost $234,608,013)	234,608,051

	Total Investments 109.5% (cost $1,486,798,806)(f)	2,062,561,505
	Liabilities in excess of other assets (9.5%)(g)	(179,490,207)

	Net Assets 100%	$1,883,071,298

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $190,855,398; cash collateral of $199,562,046 was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,509,479,780	$674,941,954	$121,860,229	$553,081,725

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open future contracts outstanding at December 31, 2005:

Number of Contracts	Type	Expiration Date	Value at December 31, 2005	Value at Trade Date	Unrealized Depreciation
	Long Position:
111	S&P 500 Index Futures	Mar. 2006	$34,820,700	$35,338,675	$(517,975)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.